BUSINESS COMBINATIONS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
BUSINESS COMBINATIONS
Goodwill	¥ 120,819,948		¥ 100,231,487	¥ 29,583,468	$ 4,289,200	$ 17,517,246
2021 Business Combinations
BUSINESS COMBINATIONS
Business acquisition, number of acquisitions completed | item	3	3
Business acquisition, total consideration amount	¥ 23,000,000	$ 3,609,202
Goodwill	20,588,461
Business acquisition, cash consideration paid	¥ 19,530,000	$ 3,064,683
2020 Business Combinations
BUSINESS COMBINATIONS
Business acquisition, number of acquisitions completed | item			1
Business acquisition, total consideration amount			¥ 2,200,000
Goodwill			¥ 153,251